Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Barings Funds Trust
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
Document Creation Date	dei_DocumentCreationDate	Jan. 10, 2018